Condensed Financial Information (Parent Company) (Support Agreements - Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Derivative Assets, Fair Value, Net	$ 14,684,000,000	$ 13,707,000,000
Unsecured derivative liability positions guaranteed by MetLife, Inc.	7,090,000,000	7,082,000,000
Derivative Liability, Fair Value, Amount Offset Against Collateral	86,000,000	102,000,000
Parent Company
Condensed Financial Statements, Captions [Line Items]
Capital contributions to subsidiaries	667,000,000	1,262,000,000	$ 748,000,000
Parent Company | Support Agreement Exeter Obligations [Member]
Condensed Financial Statements, Captions [Line Items]
Amount guaranteed under support agreement	$ 1,000,000,000
Parent Company | Support Agreement MetLife Reinsurance Company of Vermont [Member]
Condensed Financial Statements, Captions [Line Items]
Guaranteed adjusted capital levels	equal to or greater than 200% of authorized control level risk-based capital
Parent Company | Support Agreement MetLife Reinsurance Company of Charleston [Member]
Condensed Financial Statements, Captions [Line Items]
Guaranteed adjusted capital levels	equal to or greater than 200% of the company action level risk-based capital
Parent Company | Support Agreement MetLife Reinsurance Company of South Carolina [Member]
Condensed Financial Statements, Captions [Line Items]
Guaranteed adjusted capital levels	equal to or greater than 100% of authorized control level risk-based capital
Minimum capital and surplus	$ 250,000
Parent Company | Support Agreement MetLife Investors Insurance Company and First MetLife Investors Insurance Company [Member]
Condensed Financial Statements, Captions [Line Items]
Guaranteed adjusted capital levels	equal to or greater than 150% of the company action level risk-based capital
Minimum capital and surplus	$ 10,000,000
Parent Company | Support Agreement - Guarantees of Subsidiary Derivative Obligations [Member]
Condensed Financial Statements, Captions [Line Items]
Derivative Assets, Fair Value, Net	583,000,000	499,000,000
Estimated fair value of collateral provided to counterparties by the subsidiaries	32,000,000	96,000,000
Unsecured derivative liability positions guaranteed by MetLife, Inc.	32,000,000	102,000,000
Derivative Liability, Fair Value, Amount Offset Against Collateral	$ 0	$ 6,000,000
Parent Company | Support Agreement MRD [Member]
Condensed Financial Statements, Captions [Line Items]
Guaranteed adjusted capital levels	equal to or greater than 200% of the company action level risk-based capital
Metlife Bank Liquidity Agreement [Member] | Parent Company
Condensed Financial Statements, Captions [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 400,000,000
DELAWARE | Parent Company | Support Agreement MRD [Member]
Condensed Financial Statements, Captions [Line Items]
Guaranteed adjusted capital levels	increase such capital maintenance threshold to 300%